CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Total revenues	$ 95,837	$ 81,992	$ 90,369
Cost of revenues:
Total cost of revenues	29,349	28,530	27,895
Gross profit	66,488	53,462	62,474
Operating expenses:
Research and development (net of grant participations of $ 374, $ 392 and $ 606 for the years ended December 31, 2018, 2017 and 2016, respectively)	25,418	21,852	24,221
Sales and marketing	40,849	38,316	35,290
General and administrative	10,416	10,696	9,812
Total operating expenses	76,683	70,864	69,323
Operating loss	(10,195)	(17,402)	(6,849)
Financial income, net	2,208	894	1,059
Loss before income tax expense	(7,987)	(16,508)	(5,790)
Income tax expense	2,428	1,564	2,204
Net loss	(10,415)	(18,072)	(7,994)
Unrealized gain (loss) on available-for-sale marketable securities	(226)	(35)	337
Unrealized gain (loss) on foreign currency cash flow hedges transactions	(577)	220	(16)
Total comprehensive loss	$ (11,218)	$ (17,887)	$ (7,673)
Net loss per share:
Basic and diluted	$ (0.31)	$ (0.54)	$ (0.24)
Weighted average number of shares used in per share computations of net loss:
Basic and diluted	33,710,507	33,253,158	33,202,309
Product [Member]
Revenues:
Total revenues	$ 56,169	$ 48,727	$ 54,432
Cost of revenues:
Total cost of revenues	20,061	19,258	20,401
Service [Member]
Revenues:
Total revenues	39,668	33,265	35,937
Cost of revenues:
Total cost of revenues	$ 9,288	$ 9,272	$ 7,494